SHAREHOLDERS' EQUITY - 2022 Equity Financing (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended		12 Months Ended
	Nov. 15, 2021	Aug. 31, 2022	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from share issuance, net				$ 5,195	$ 5,062
Share issuance, net (in shares)	909,262		7,802
Shares issue price	$ 105.00
2022 Equity Financing
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from share issuance, net		$ 6,200
Share issuance, net (in shares)		278,804
Shares issue price		$ 22.40
Period to purchase additional shares		45 days
Percentage of additional shares issued		15.00%